UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:
                                               -----------------
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: BVF Inc.
      900 North Michigan Avenue, Suite 1100
      Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert           San Francisco, CA           February 16, 2010
-------------------------    -------------------------    ----------------------
       [Signature]                 [City, State]                  [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      24
                                              -----------------------------

Form 13F Information Table Value Total:                 324,795
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                           Form 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
ARQULE INC                    COM             04269E107   33,550    9,092,073  SH        DEFINED     1         0       9,092,073  0
AUTOIMMUNE INC                COM             052776101    1,770    3,605,297  SH        DEFINED     1         0       3,605,297  0
CADUS CORP                    COM             127639102      385      269,270  SH        DEFINED     1         0         269,270  0
CELERA CORP                   COM             15100E106   54,317    7,871,962  SH        DEFINED     1         0       7,871,962  0
CELLDEX THERAPEUTICS INC NEW  COM             15117B103    1,241      265,845  SH        DEFINED     1         0         265,845  0
COMBINATORX INC               COM             20010A103    6,041    7,278,372  SH        DEFINED     1         0       7,278,372  0
CYTOKINETICS INC              COM             23282W100      828      284,400  SH        DEFINED     1         0         284,400  0
DEPOMED INC                   COM             249908104      688      205,400  SH        DEFINED     1         0         205,400  0
DYNAVAX TECHNOLOGIES CORP     COM             268158102    6,476    4,560,851  SH        DEFINED     1         0       4,560,851  0
FACET BIOTECH CORP            SHS             30303Q103   64,646    3,683,521  SH        DEFINED     1         0       3,683,521  0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   26,187    3,538,774  SH        DEFINED     1         0       3,538,774  0
IMMUNOGEN INC                 COM             45253H101    3,002      381,972  SH        DEFINED     1         0         381,972  0
INFINITY PHARMACEUTICALS INC  COM             45665G303   15,901    2,572,908  SH        DEFINED     1         0       2,572,908  0
INHIBITEX INC                 COM             45719T103    5,513    5,992,531  SH        DEFINED     1         0       5,992,531  0
LIGAND PHARMACEUTICALS INC    CL B            53220K207   24,207   11,155,486  SH        DEFINED     1         0      11,155,486  0
NEKTAR THERAPEUTICS           COM             640268108    4,898      525,500  SH        DEFINED     1         0         525,500  0
NEUROCRINE BIOSCIENCES INC    COM             64125C109   17,317    6,366,547  SH        DEFINED     1         0       6,366,547  0
ORTHOLOGIC CORP               COM             68750J107    3,939    5,470,388  SH        DEFINED     1         0       5,470,388  0
OSTEOLOGIX INC                COM             68858P104      386      757,574  SH        DEFINED     1         0         757,574  0
PAIN THERAPEUTICS INC         COM             69562K100    8,935    1,667,000  SH        DEFINED     1         0       1,667,000  0
REPLIGEN CORP                 COM             759916109    8,380    2,038,950  SH        DEFINED     1         0       2,038,950  0
SUPERGEN INC                  COM             868059106   16,169    6,171,399  SH        DEFINED     1         0       6,171,399  0
TARGACEPT INC                 COM             87611R306   18,073      864,756  SH        DEFINED     1         0         864,756  0
TRUBION PHARMACEUTICALS INC   COM             89778N102    1,945      505,300  SH        DEFINED     1         0         505,300  0